Offsetting of financial assets (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 65,800	SFr 85,800
Offsetting	(60,400)	(78,000)
of which counterparty netting	(52,900)	(68,300)
of which cash collateral netting	(7,500)	(9,700)
Total net derivatives subject to enforceable master netting agreements	5,400	7,800
Total derivatives not subject to enforceable master netting agreements	2,300	3,300
Total net derivatives presented in the consolidated balance sheets	7,700	11,100
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	36,900	47,900
Securities purchased under resale agreements, offsetting	(5,500)	(10,700)
Securities purchased under resale agreements, net	31,400	37,200
Securities borrowing transactions, gross	3,000	4,500
Securities borrowing transactions, offsetting	0	0
Securities borrowing transactions, net	3,000	4,500
Total subject to enforceable master netting agreements, gross	39,900	52,400
Total subject to enforceable master netting agreements, offsetting	(5,500)	(10,700)
Total subject to enforceable master netting agreements, net	34,400	41,700
Total not subject to enforceable master netting agreements	18,400	17,100
Total, gross	58,300	69,500
Total, net	52,800	58,800
of which reported at fair value	31,683	40,793
Amounts not offset in the consolidated balance sheets
Derivatives, net	5,400	7,800
Derivatives, financial instruments	2,100	3,200
Derivatives, cash collateral received/pledged	0	0
Derivatives, net exposure	3,300	4,600
Securities purchased under resale agreements, net	31,400	37,200
Securities purchased under resale agreements, financial instruments	31,400	37,100
Securities purchased under resale agreements, cash collateral received/pledged	0	100
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	3,000	4,500
Securities borrowing transactions, financial instruments	2,900	4,300
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	100	200
Total financial assets subject to enforceable master netting agreements, net	39,800	49,500
Total financial assets subject to enforceable master netting agreements, financial instruments	36,400	44,600
Total financial assets subject to enforceable master netting agreements, cash collateral received/pledged	0	100
Total financial assets subject to enforceable master netting agreements, net exposure	3,400	4,800
Cash collateral - netted
Cash collateral paid	9,813	11,924
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	7,600	11,100
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	100	0
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	7,400	9,600
Offsetting	(7,400)	(9,500)
Total net derivatives subject to enforceable master netting agreements	0	100
Amounts not offset in the consolidated balance sheets
Derivatives, net	0	100
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	42,100	57,600
Offsetting	(37,500)	(50,500)
Total net derivatives subject to enforceable master netting agreements	4,600	7,100
Amounts not offset in the consolidated balance sheets
Derivatives, net	4,600	7,100
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16,300	18,600
Offsetting	(15,500)	(18,000)
Total net derivatives subject to enforceable master netting agreements	800	600
Amounts not offset in the consolidated balance sheets
Derivatives, net	800	600
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	26,300	33,700
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6,800	8,600
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	19,500	25,100
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,700	25,200
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	200	300
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	15,500	24,900
Foreign exchange derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	0
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	20,900	22,900
Equity/index-related derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	100	0
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	4,600	4,300
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16,200	18,600
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	2,100	3,000
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	300	600
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1,800	2,400
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	800	1,000
Other products | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0	100
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	700	900
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	SFr 100	SFr 0